Fair Value Measurements and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Derivative Instruments
The fair value of embedded derivative instruments by balance sheet location and level were as follows:

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Other long-term liabilities	$—	$—	$66	$66

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Other long-term liabilities	$—	$—	$118	$118

Schedule of Gains (Losses) on Derivative Instruments
The following table summarizes the gain (loss) activity related to embedded derivatives instruments recognized in Interest expense to affiliates:

	Year Ended December 31,
(in millions)	2017	2016	2015
Embedded derivatives	$52	$25	$(148)

Schedule of Carrying Values and Fair Values of Long-term Debt
The carrying amounts and fair values of our assets and liabilities measured at fair value on a recurring basis included in our Consolidated Balance Sheets were as follows:

	Level within the Fair Value Hierarchy	December 31, 2017		December 31, 2016
(in millions)		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Deferred purchase price assets	3	$745	$745	$659	$659
Liabilities:
Guarantee liabilities	3	105	105	135	135

The principal amounts and fair values of our short-term and long-term debt included in our Consolidated Balance Sheets were as follows:

	Level within the Fair Value Hierarchy	December 31, 2017		December 31, 2016
(in millions)		Principal Amount	Fair Value	Principal Amount	Fair Value
Liabilities:
Senior Notes to third parties	1	$11,850	$12,540	$18,600	$19,584
Senior Notes to affiliates	2	7,500	7,852	—	—
Incremental Term Loan Facility to affiliates	2	4,000	4,020	—	—
Senior Reset Notes to affiliates	2	3,100	3,260	5,600	5,955
Senior Secured Term Loans	2	—	—	1,980	2,005